Label	Element	Value
Direxion Auspice Broad Commodity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Auspice Broad Commodity Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Auspice Broad Commodity Strategy ETF (the “Fund”) seeks to provide total return that exceeds that of the Auspice Broad Commodity Index over a complete market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide total return that exceeds that of a benchmark, the Auspice Broad Commodity Index (the “Index”) over a complete market cycle. The Fund will generally seek to maintain a portfolio of instruments similar to those included in the Index by utilizing exchange-traded commodity futures contracts, swap contracts and investments in other investment companies or exchange-traded notes, thereby obtaining exposure to the commodities markets. The Fund attempts to exceed the return of the Index primarily through the active management of a portfolio of Treasury bills, other government securities, money market funds, cash, other short-term bond funds, highly rated corporate or other non-government fixed-income securities, with maturities of up to 12 months. The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index and is not required to invest in the specific components of the Index.

The Index is a rules-based index that attempts to capture trends in the commodity markets. The Index uses a quantitative methodology to track a diversified portfolio of 12 different commodity futures contracts, or “components.” The position size of each component included in the Index is dependent on the historical volatility of that component and the total Index value, and is independent of the volatility and position of other components in the Index. Each Index component is then positioned either long or flat (no position which has the effect of removing exposure to a particular commodity) by the Index, depending upon the prevailing price trend of an individual component. The Index will modify the position size of each component at least monthly based on the factors discussed above, however, each component’s position of long or flat may be adjusted as frequently as daily. When the Index rules indicate that a component should have a flat position in a component, the Index will not have exposure to that component and at times the Index may not have exposure to all 12 commodities that comprise the Index. The Fund will generally reposition the size of each portfolio holding following each month-end in accordance with the rebalancing of the Index, but also may change the position in a component from a long position to a flat or no position, or vice versa, in any given commodity on a daily basis if the Index is so adjusted.

The Fund may invest in futures contracts on the 12 commodities that comprise the Index, including soybeans, corn, wheat, cotton, sugar, crude oil, natural gas, gasoline, heating oil, copper, gold and silver. These 12 components are grouped into 3 sectors: Agriculture, Energy, and Metals. As of June 30, 2016, the Index had exposure to all of the components of the Index except copper, and had exposure to the Agriculture, Energy and Metals sectors. The concentration in a sector may change over time.

The Index will replace expiring futures contracts based on an optimization process that selects a contract from the universe of all exchange-traded futures contracts within the next 13 month period. Futures contracts on commodities generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, a cash equivalent) at a pre-determined future date and price. The value of commodity futures contracts is based upon the price movements of the underlying commodities.

The Fund utilizes a subsidiary (the “Subsidiary”) for purposes of investing in commodity futures contracts. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary and may invest up to 25% of the Fund’s assets in the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity futures contract returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

Although the Fund, through the Subsidiary, will generally invest in commodity futures contracts that are components of the Index, the Fund and the Subsidiary will be actively managed and will not be required to invest in all, or limit their investments solely to, such commodity futures contracts. In this regard, the Fund and the Subsidiary may hold the same commodity futures contracts in approximately, but not exactly, the same weights as the Index. The Fund and the Subsidiary also may hold such commodity futures contracts with the same maturity and weightings as the Index, but may select a different month of maturity or weighting in seeking to achieve better performance than the Index.

After investing in the Subsidiary, the Fund seeks to exceed the performance of the Index by investing its remaining assets directly in cash, Treasury bills, other government securities, money market funds, other short-term bond funds, highly-rated corporate or other non-government fixed-income securities, with maturities of up to 12 months that provide liquidity and have differing maturity rates, with the Adviser actively managing such investments to outperform the fixed income component of the Index. The Fund will hold such fixed income instruments directly, whereas the Subsidiary will hold commodity futures contracts as well as such fixed income instruments and cash directly.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. References to the Fund include the Subsidiary.

The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Agriculture Investment Risk — The performance of the Fund in part is linked to the performance of certain agricultural commodities. Investments in, and/or exposure to, the agriculture sector may be highly volatile and may change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would materially affect an investment in the Fund if it held or had exposure to that commodity.

Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.

Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

Commodity Pool Registration Risk — Under amended regulations promulgated by the U.S. Commodities Futures Trading Commission (“CFTC”), the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and will manage both the Fund and Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies, which includes registered both the Fund and the Subsidiary as commodity pools. Registration as a commodity pool subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund or the Subsidiary. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments. The use of financial instruments, such as swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying securities. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as an underlying reference asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Moreover, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its investment objective, even if the Index reverses all of a portion of its movement.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Swaps are particularly subject to counterparty, valuation and leveraging risks.
•	Futures Contracts. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. In addition, there is a risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. Futures are also subject to leverage and liquidity risks.

•	Options. Options give the holder of the option the right to buy (or sell) a position in a security to the writer of the option, at a certain price. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) used for cover which may cause the Fund not to achieve its investment objective. Exchanges may limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Options are also subject to leverage and liquidity risks.

Energy Commodity Risk — The performance of the Fund in part is linked to the performance of certain energy commodities. Exposure to the energy sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including legislative or regulatory changes, adverse market conditions, increased competition affecting the energy sector, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the value of energy commodities may fluctuate widely due to the supply and demand. As a result, the price of an energy commodity could decline, which would materially impact the Fund is it had exposure to that commodity.

Exchange-Traded Note Risk — The value of an exchange-traded note may be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, exchange traded notes are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a time when it may be disadvantageous to do so.

As a futures contract approaches its settlement date, the Fund may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. The successful use of such a strategy depends upon the Adviser’s skill and experience. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.

Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements, which can cause the price of a commodity to drop substantially from the previous day’s closing price.

High Portfolio Turnover Risk - The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains.

Interest Rate Risk – The value of the Fund’s investments in fixed-income securities will change in value in response to interest rate changes and other factors, such as perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally decrease when interest rates rise. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Leverage Risk — To achieve its investment objective, the Fund will make investments in derivative instruments, such as futures contracts, options and swap agreements. These derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. In addition, leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk — Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — The Fund is subject to market risks that can affect the value of its Shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Metals Investment Risk — The performance of the Fund in part is linked to the performance of gold, silver and copper. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would materially impact the Fund’s performance.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price.

Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Other Investment Companies (including ETFs) Risk— The Fund may invest in the securities of other investment companies, including ETFs, which may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, thus affecting the Fund’s performance. In addition, because closed-end investment companies and ETFs are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of closed-end investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private revenue rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may ceases to qualify as a RIC. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income as regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in net asset value and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their net asset value. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. There may, however, be times when the market price and the net asset value vary significantly and you may pay more than net asset value when buying Shares on the secondary market, and you may receive less than net asset value when you sell those Shares. The Fund’s investment results are measured based upon the net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/etfs?producttab=performance
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 226

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2017, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.70% of the Fund's daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.